Federated InterContinental Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R Shares (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)
CLASS R6 SHARES (TICKER ICRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2016
1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016.
2. Pursuant to a plan of conversion, Class R shareholders will automatically receive shares of Class R6 in exchange for their Class R Shares without any fee, load or charge, as of the open of business on September 1, 2016. Class R Shares will operate up to and including close of business on August 31, 2016. The conversion will occur on a tax-free basis. There is no action required by shareholders to effect this conversion and there will be no disruption to accounts as a result of the conversion. Please delete all references to Class R Shares effective as of September 1, 2016.
April 19, 2016
Federated InterContinental Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453135 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated MDT Mid Cap Growth Strategies Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2015
1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016. Beginning September 1, 2016, the Class R Shares will be re-designated as Class R6 Shares and will be available to new accounts as well as new purchases by existing shareholders.
2. All Class R Shares will operate up to and including close of business on August 31, 2016. When business opens on September 1, 2016, R Shares will be re-designated as Class R6 Shares. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class R Shares effective as of September 1, 2016.
Effective as of September 1, 2016, please make the following changes:
3. Under “Fund Summary Information,” please delete the section “RISK/RETURN SUMMARY: FEES AND EXPENSES” in its entirety and replace it with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R6 Shares (R6) and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 7.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R6	IS
Maximum Sales Charge (Load) Imposed on Purchases as a percentage of offering price	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	0.75%	None	None
Other Expenses	0.54%	0.61%	0.56%	0.25%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	2.12%	2.07%	1.01%	1.03%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%	(0.14)%	(0.09)%	(0.04)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.23%	1.98%	1.98%	0.97%	0.98%
1	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2016, the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, R6 and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 0.96% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$675	$939	$1,224	$2,032
Expenses assuming no redemption	$675	$939	$1,224	$2,032
B:
Expenses assuming redemption	$765	$1,064	$1,339	$2,243
Expenses assuming no redemption	$215	$664	$1,139	$2,243
C:
Expenses assuming redemption	$310	$649	$1,114	$2,400
Expenses assuming no redemption	$210	$649	$1,114	$2,400
R6:
Expenses assuming redemption	$103	$322	$558	$1,236
Expenses assuming no redemption	$103	$322	$558	$1,236
IS:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259
4. Under “Fund Summary Information,” please revise the “Average Annual Total Return Table” as follows:
Replace all R class references with “R6.”
In addition, insert the following disclosure as the final sentence at the end of the first paragraph in the introduction:
“Prior to September 1, 2016, R6 class shares were known as R class shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, the R6 class does not include such 12b-1 fees and other expenses, and the performance shown below for the R6 class prior to September 1, 2016 reflects the higher R class expenses.”

5. Under “Fund Summary Information,” please delete the sections “PURCHASE AND SALE OF FUND SHARES – R Class” and “TAX INFORMATION” and replace them with:
“PURCHASE AND SALE OF FUND SHARES–R6 Class
There are no minimum initial or subsequent investment amounts required. The minimum investment amount for Systematic Investment Programs is $50.
TAX INFORMATION
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a tax-advantaged investment plan.”
April 19, 2016
Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453139 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated MDT Mid Cap Growth Strategies Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2015
1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016. Beginning September 1, 2016, the Class R Shares will be re-designated as Class R6 Shares and will be available to new accounts as well as new purchases by existing shareholders.
2. All Class R Shares will operate up to and including close of business on August 31, 2016. When business opens on September 1, 2016, R Shares will be re-designated as Class R6 Shares. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class R Shares effective as of September 1, 2016.
Effective as of September 1, 2016, please make the following changes:
3. Under “Fund Summary Information,” please delete the section “RISK/RETURN SUMMARY: FEES AND EXPENSES” in its entirety and replace it with the following:
“This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R6 Shares (R6) and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 7.
Shareholder Fees (fees paid directly from your investment)	A	B	C	R6	IS
Maximum Sales Charge (Load) Imposed on Purchases as a percentage of offering price	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	None	0.75%	0.75%	None	None
Other Expenses	0.54%	0.61%	0.56%	0.25%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	2.12%	2.07%	1.01%	1.03%
Fee Waivers and/or Expense Reimbursements[1]	(0.07)%	(0.14)%	(0.09)%	(0.04)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.23%	1.98%	1.98%	0.97%	0.98%
1	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2016, the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, extraordinary expenses, expenses allocated from affiliated partnerships and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, R6 and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 0.96% and 0.97% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$675	$939	$1,224	$2,032
Expenses assuming no redemption	$675	$939	$1,224	$2,032
B:
Expenses assuming redemption	$765	$1,064	$1,339	$2,243
Expenses assuming no redemption	$215	$664	$1,139	$2,243
C:
Expenses assuming redemption	$310	$649	$1,114	$2,400
Expenses assuming no redemption	$210	$649	$1,114	$2,400
R6:
Expenses assuming redemption	$103	$322	$558	$1,236
Expenses assuming no redemption	$103	$322	$558	$1,236
IS:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259
4. Under “Fund Summary Information,” please revise the “Average Annual Total Return Table” as follows:
Replace all R class references with “R6.”
In addition, insert the following disclosure as the final sentence at the end of the first paragraph in the introduction:
“Prior to September 1, 2016, R6 class shares were known as R class shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, the R6 class does not include such 12b-1 fees and certain other expenses, and the performance shown below for the R6 class prior to September 1, 2016, reflects the higher R class expenses.”
5. Under “Fund Summary Information,” please delete the sections “PURCHASE AND SALE OF FUND SHARES – R Class” and “TAX INFORMATION” and replace them with:
“PURCHASE AND SALE OF FUND SHARES – R6 Class
There are no minimum initial or subsequent investment amounts required. The minimum investment amount for Systematic Investment Programs is $50.
TAX INFORMATION
The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through a tax-advantaged investment plan.”
6. Under “How is the Fund Sold?,” delete all references to Class R Shares and add:
“The Fund's Distributor markets the R6 class to Eligible Investors, as described below. The R6 Shares are sold at net asset value and are not subject to any minimum initial or subsequent investment amounts. In connection with a request to purchase the R6 class, you should provide documentation sufficient to verify your status as an Eligible Investor.
R6 Shares do not carry sales commissions or pay Rule 12b-1 fees, or make similar payments to financial intermediaries. As a general matter, the R6 class is not available for direct investment by natural persons. Individual shareholders who purchase R6 Shares through retirement platforms or other intermediaries will not be eligible to hold R6 Shares outside of their respective plan or intermediary platform.
Following are categories of Eligible Investors:
■	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
■	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;

■	A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals;
■	An employer-sponsored retirement plan;
■	A trust institution investing on behalf of its trust customers;
■	An investor, other than a natural person, purchasing Shares directly from the Fund;
■	A Federated Fund;
■	An investor (including a natural person) who acquired the R6 class of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits the investor to acquire such shares; and
■	In connection with an acquisition of an investment management or advisory business, or related investment services, products or assets, by Federated or its investment advisory subsidiaries, an investor (including a natural person) who: (1) becomes a client of an investment advisory subsidiary of Federated; or (2) is a shareholder or interest holder of a pooled investment vehicle or product that becomes advised or subadvised by a Federated investment advisory subsidiary as a result of such an acquisition other than as a result of a fund reorganization transaction pursuant to an agreement and plan of reorganization.”
7. Under “Payments to Financial Intermediaries,” delete all references to Class R Shares. Class R6 Shares do not pay Rule 12b-1 Fees, Service Fees, Account Administration Fees, Recordkeeping Fees or Networking Fees.
8. Under “How to Purchase Shares,” please delete all references to Class R Shares. Add the following:
“R6 Class
Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How is the Fund Sold?”
There is no minimum initial or subsequent investment amount required.”
“Through an Exchange – A, B, C & R6 Classes
You may purchase Shares through an exchange from the same share class of another Federated fund.”
“RETIREMENT INVESTMENTS
R6 Class
You may purchase Shares as retirement investments (such as qualified plans or transfer of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an account fee.”
9. Under “How to Redeem and Exchange Shares,” please delete all references to Class R Shares. Add the following:
“REDEMPTIONS FROM RETIREMENT ACCOUNTS
R6 Class
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.”
“EXCHANGE PRIVILEGE
R6 Class
You may exchange Shares for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Government Reserves Fund.”

10. Under “Appendix A: Hypothetical Investment and Expense Information,” please delete the Class R Shares chart and replace it with:
FEDERATED MDT MID CAP GROWTH STRATEGIES FUND - R6 SHARES
ANNUAL EXPENSE RATIO: 1.01%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	$10,399.00	$519.95	$10,918.95	$107.13	$10,813.92
3	$10,813.92	$540.70	$11,354.62	$111.40	$11,245.40
4	$11,245.40	$562.27	$11,807.67	$115.84	$11,694.09
5	$11,694.09	$584.70	$12,278.79	$120.47	$12,160.68
6	$12,160.68	$608.03	$12,768.71	$125.27	$12,645.89
7	$12,645.89	$632.29	$13,278.18	$130.27	$13,150.46
8	$13,150.46	$657.52	$13,807.98	$135.47	$13,675.16
9	$13,675.16	$683.76	$14,358.92	$140.87	$14,220.80
10	$14,220.80	$711.04	$14,931.84	$146.50	$14,788.21
Cumulative		$6,000.26		$1,236.23”
April 19, 2016
Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453140 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated MDT Mid Cap Growth Strategies Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015
1. On June 20, 2016, Class R Shares will be closed to new accounts. New Class R Share purchases by existing Class R shareholders will continue to be permitted through the close of business on August 31, 2016. Beginning September 1, 2016, the Class R Shares will be re-designated as Class R6 Shares and will be available to new accounts as well as new purchases by existing shareholders.
2. All Class R Shares will be re-designated as Class R6 Shares as of September 1, 2016. There is no action required by shareholders to effect this re-designation and there will be no disruption to accounts as a result of the re-designation. Please delete all references to Class R Shares effective as of September 1, 2016.
3. Under “How is the Fund Sold?,” please delete all references to Class R Shares. Class R6 Shares do not pay Rule 12b-1 Fees, Shareholder Service Fees, Account Administration Fees, or Recordkeeping Fees.
April 19, 2016

Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453141 (4/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.